Basis of Preparation	12 Months Ended
Dec. 31, 2014
Basis of Preparation
Basis of Preparation

1. Basis of Preparation

        AerCap Trust, a Delaware statutory trust, was formed on February 5, 2014. On the Closing Date, immediately after completing the AerCap Transaction, all of ILFC's assets were transferred substantially as an entirety to, and substantially all of ILFC's liabilities were assumed by, AerCap Trust. AerCap Ireland Capital Limited, a wholly-owned subsidiary of AerCap Ireland Limited, and ILFC, an indirect wholly-owned subsidiary of AerCap Trust, are the sole beneficiaries of AerCap Trust. Neither AerCap Ireland Limited nor AerCap Ireland Capital Limited are consolidated into the financial statements presented herein, but are related parties to the consolidated AerCap Trust. AerCap Trust, AerCap Ireland Capital Limited, AerCap Ireland and ILFC are all direct or indirect wholly-owned subsidiaries of AerCap.

        In connection with the Reorganization, ILFC entered into amendments to certain of its debt agreements which, in part, provide that AerCap Trust succeed ILFC as the issuer under these debt agreements, while ILFC has also agreed to remain an obligor under the debt agreements.

        Prior to May 14, 2014, ILFC was an indirect wholly-owned subsidiary of AIG. On December 16, 2013, AIG entered into an agreement with AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap, for the sale of 100 percent of ILFC's common stock.

        Following the completion of the AerCap Transaction, we measured the identifiable assets acquired, the liabilities assumed, and non-controlling interest at the Closing Date fair value by applying the acquisition method of accounting. Accordingly, a new basis of accounting was established and, for accounting purposes the old entity, the Predecessor, was terminated and a new entity, the Successor, was created. Predecessor represents ILFC and its consolidated subsidiaries' historical accounting basis and covers the time period prior to May 14, 2014. Successor represents AerCap Trust from its inception on February 5, 2014 and ILFC and its subsidiaries consolidated with AerCap Trust for the time period from May 14, 2014, reflecting the assets and liabilities at fair value by allocating the purchase price to the identifiable assets acquired and liabilities assumed and non-controlling interest pursuant to accounting guidance related to business combinations. The distinction between these periods has been indicated in this Annual Report by the inclusion of a vertical line between the Predecessor and Successor columns of our financial statements and in the notes thereto. These separate periods are presented in order to reflect our new accounting basis as of the Closing Date, after applying the acquisition method of accounting. Results presented for periods subsequent to the AerCap Transaction reflect Successor accounting policies. The timing and amount of revenues and expenses recognized in results of operations and the classification of amounts recorded in the financial statements in periods subsequent to the Closing Date may differ from Predecessor's presentation. Consequently, the financial statements and notes for the Predecessor periods are not comparable to the Successor periods. Despite the separate presentation, our core operations have not changed (see Note 3 for further information on the AerCap Transaction).

        The accompanying Consolidated Financial Statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note 25—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Predecessor results for the year ended December 31, 2013 include out of period adjustments related to prior periods, which decreased pre-tax loss by approximately $10.7 million and decreased after-tax loss by approximately $13.4 million. The pre-tax out of period adjustments for the year ended December 31, 2013, primarily relate to, among others, (i) $19.5 million decrease to pre-tax loss due to favorable adjustments to interest expense to correct and fully align amortization of deferred debt issuance costs and debt discounts in prior periods with the effective interest method; (ii) a $3.7 million increase to pre-tax loss to correctly reflect legal expenses previously paid by AIG on our behalf; and (iii) $5.5 million increase to pre-tax loss to correct lease revenue to fully align amortization of prepaid lease costs on certain leases with early termination options. After-tax results for the year ended December 31, 2013, were also favorably impacted by $8.3 million for the reversal of IRS audit interest expense amounts in the first quarter of 2013 that were incorrectly recognized in the fourth quarter 2011 tax provision.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, both individually and in the aggregate, that our current and prior period financial statements are not materially misstated.

        As discussed further in Note 3—AerCap Transaction, during the measurement period, following the Closing Date, we have made certain adjustments to the estimated fair values of identifiable assets acquired and liabilities assumed as of the Closing Date. The adjustments to the Successor opening balance sheet impacted financial results for the June and September 2014 unaudited interim periods. As a result, we have provided revised June and September 2014 financial information herein. See Note 3—AerCap Transaction and Note 30—Quarterly Financial Information (Unaudited).

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2013 and 2012 Consolidated Statements of Operations and the Consolidated Statements of Cash Flows to conform to our Predecessor 2014 presentation. These reclassifications are not material to our financial statements. Certain information presented for Successor is not presented for Predecessor herein, as the information was not previously provided for the Predecessor in this format.